EMPLOYEE RETENTION ALLOWANCE - Disclosure of detailed information about employee retention allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information about defined benefit plans [abstract]
Employee retention allowance, beginning balance	$ 184,159	$ 180,519
Foreign exchange adjustment	792	3,640
Employee retention allowance, ending balance	$ 184,951	$ 184,159